CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 5,982	¥ 41,127		¥ 106,708
Prepaid expenses and other current assets	24,672	169,635		212,984
Total current assets	147,006	1,010,747		1,064,491
Non-current assets:
Long term investments	4,385	30,148		30,148
Total non-current assets	121,463	835,122		541,544
TOTAL ASSETS	268,469	1,845,869		1,606,035
Current liabilities:
Accrued expenses and other payables	6,927	47,634		39,282
Total current liabilities	293,152	2,015,567		1,887,363
Total liabilities	347,006	2,385,847		2,106,942
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 426,267,345 and 429,404,977 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	49	338		338
Additional paid-in capital	229,678	1,579,153		1,573,341
Treasury stock	2,623	18,033
Statutory reserves	193	1,326		1,326
Accumulated deficit	(305,515)	(2,100,569)		(2,076,151)
Accumulated other comprehensive income	221	1,522		2,559
Total shareholder's deficit	(78,537)	(539,978)		(500,907)	¥ (142,521)	¥ 721,686
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	268,469	1,845,869		1,606,035
Parent
Current assets:
Cash and cash equivalents	1,230	8,455	$ 166	1,141	¥ 24,463	¥ 46,363
Prepaid expenses and other current assets	332	2,283		1,647
Total current assets	1,562	10,738		2,788
Non-current assets:
Long term investments	2,915	20,045		20,045
Investments in subsidiaries and consolidated VIEs	(82,257)	(565,557)		(514,022)
Total non-current assets	(79,342)	(545,512)		(493,977)
TOTAL ASSETS	(77,780)	(534,774)		(491,189)
Current liabilities:
Accrued expenses and other payables	217	1,489		7,398
Total current liabilities	217	1,489		7,398
Total liabilities	217	1,489		7,398
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 426,267,345 and 429,404,977 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	49	338		338
Additional paid-in capital	229,678	1,579,153		1,573,341
Treasury stock	(2,623)	(18,033)
Statutory reserves	193	1,326		1,326
Accumulated deficit	(305,515)	(2,100,569)		(2,076,151)
Accumulated other comprehensive income	221	1,522		2,559
Total shareholder's deficit	(77,997)	(536,263)		(498,587)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ (77,780)	¥ (534,774)		¥ (491,189)